DEPOSITS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Deposits And Other Receivables
DEPOSITS AND OTHER RECEIVABLES

5. DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2024	2025
	HK$	HK$

Deposits	73,754	38,304
Other receivables	15,531	9,971,592
	89,285	10,009,896
Less: allowance for credit losses	(5,000)	-
	84,285	10,009,896

Other receivables include a receivable from Cayson Acquisition Corp for costs in relation to the initial public offering amounting to HK$9,958,492 (2024: HK$Nil) paid on its behalf by the Group.

The movement of the allowance for credit losses for deposits and other receivables was as follows:

	As of December 31,
	2024	2025
	HK$	HK$

Beginning balance	-	5,000
Allowance for credit losses recognized	5,000	-
Written off	-	(5,000)
Ending balance	5,000	-

MANGO FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024 and 2025